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THE HARTFORD

August 6, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:

Hartford Life and Annuity Insurance Company

Separate Account VL I (Registrant)

Hartford Quantum Life II

File No. 333-127380

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 31, 2007.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist